Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss) by Jurisdiction

The Company’s pre-tax income (loss) by jurisdiction was as follows for the years ending December 31, 2024 and December 31, 2023:

	Year ended December 31, 2023
	2024	2023

Domestic	$(25,047,740)	$(25,567,244)
Foreign	(3,513,957)	3,545
Total	(28,561,697)	(25,563,699)

Schedule of Income Tax for Continuing Operations

The provision for income taxes for continuing operations for the year ended December 31, 2024 and 2023 consist of the following

	Year ended December 31, 2024
	2024	2023
Current Income Taxes
Federal	$0	$0
State	26,315	60,000
Foreign	0	0
Total current income taxes	26,315	60,000

Deferred Income Taxes
Federal	-	-
State	-	-
Foreign	-	-
Total deferred income taxes	-	-
Total Income Tax Expense (benefit)	$26,315	$60,000

Schedule of Increase in the Valuation Allowance

	Year ended December 31, 2024
	2024	2023

Tax Expense at statutory federal rate of 21%	$(5,510,503)	$(5,369,121)
State income taxes, net of federal income tax benefit	26,315	60,000
Foreign Rate Differential	319	319
Permanent Differences	1,203,361	1,203,361
Other - Misc.
Change in Valuation Allowance	4,306,823	4,165,441
Income tax expense (benefit)	26,315	60,000

Schedule of Deferred Tax Assets and Liabilities

	2024	2023
Long-term deferred tax assets:
Federal Net Operating Loss Carryforwards	$36,378,116	$36,378,116
Intangible Assets	1,492,426	1,492,426
Accrued Compensation & Benefits	863,049	863,049
Foreign Net Operating Loss Carryforwards	773,134	773,134
Stock Compensation	-	-
State Net Operating Loss Carryforwards	-	-
Other	19,540	19,540
Total deferred tax assets before valuation allowance	39,526,265	39,526,265
	-	-
Deferred tax liabilities:	-	-
Fixed Assets	316	316
Intangible Assets	-	-
Total deferred tax liabilities	316	316

Valuation Allowance	(39,525,950)	(39,525,950)
Net deferred tax assets and liabilities	$-	$-